Equity - Share capital (Details) € / shares in Units, $ / shares in Units, € in Thousands		12 Months Ended
	Oct. 13, 2015 EUR (€)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 22, 2016 $ / shares	Jun. 21, 2016 $ / shares	Dec. 23, 2015 € / shares shares	Dec. 23, 2015 $ / shares shares	Oct. 14, 2015 $ / shares	Oct. 13, 2015 USD ($) $ / shares shares	Feb. 05, 2015 $ / shares shares
Disclosure of classes of share capital [line items]
Issue of equity	€ 50,000		$ 240,000	$ 180,000
Par value per share | $ / shares		$ 0.01	$ 0.01			$ 0.01	$ 7.50
Number of shares outstanding		169,224,766
Number of shares outstanding, including treasury shares		170,863,773	170,863,773
Treasury shares | $		$ 1,733,051
Issued capital | $		$ 1,784,000	$ 1,784,000
Number of ordinary shares issued		0	40,000
Equity | $		$ 602,297,000	$ 884,372,000	$ 937,758,000	$ 892,042,000
Globe Specialty Metals Inc
Disclosure of classes of share capital [line items]
Par value per share | $ / shares									$ 0.0001
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)								1	1		14	1
Par value per share | $ / shares									$ 7.50	$ 7.50	$ 1.00	$ 1.00
Shares consolidated											15
New shares issued after consolidation											2
Equity | $											$ 15.00
Class A
Disclosure of classes of share capital [line items]
Shares issued (in shares)								98,078,161	98,078,161
Par value per share | $ / shares									$ 7.50
Preference shares [member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)											50,000
Grupo Villar Mir SAU [Member]
Disclosure of classes of share capital [line items]
The number of beneficially shares owned		91,125,521
Outstanding shares owned by main shareholders (as a percentage)		53.80%
Grupo Villar Mir SAU [Member] | Grupo FerroAtlantica S.A.U. [Member]
Disclosure of classes of share capital [line items]
Par value per share | € / shares								€ 1,000